Other Income or Expense, Net (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income or Expense, Net
(Gain) loss on disposition of investment		$ 627	$ 3,553,463	$ (295,194)
Donations		(27,786)	(56,019)	(159,605)
Legal, financial, and accounting advisory and professional services		(353,937)	(212,527)	(269,385)
Losses on disposals of property, plant and equipment		(158,658)	(268,532)	(118,817)
Impairment adjustments		(67,574)	(135,750)	(89,597)
Deferred compensation		(199,195)	(251,787)	(302,801)
Dismissal severance expense	$ (150,000)	(533,233)	(530,560)	(984,816)
Interest receivable for Asset Tax from prior years		139,995
Other, net		(116,826)	(387,733)	(166,119)
Total other income (expense)		$ (1,316,587)	1,562,284	$ (2,386,334)
Televisa CJ Grand, S.A. de C.V. ("Televisa CJ Grand")
Other Income or Expense, Net
(Gain) loss on disposition of investment			$ 85,000
Ownership interest disposed (in percent)			50.00%
Imagina
Other Income or Expense, Net
(Gain) loss on disposition of investment			$ 3,513,829
Sky
Other Income or Expense, Net
Other taxes paid by Sky in Central America			(148,271)
Cable
Other Income or Expense, Net
Losses on disposals of property, plant and equipment			$ (249,688)